Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	$ 3,840
2018
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	1,765
2019
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	655
2020
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	555
2021
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	449
2022
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	390
Thereafter
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	$ 26